Debt - Summary of Outstanding Debt (Details) $ in Thousands						12 Months Ended
	Nov. 09, 2021 USD ($)	Aug. 09, 2021 USD ($)	Jul. 22, 2021 USD ($)	May 28, 2021 USD ($)	May 12, 2021 USD ($)	Dec. 31, 2021 USD ($) home	Dec. 31, 2020 USD ($)	Dec. 31, 2021 CAD ($) home	Dec. 16, 2021 USD ($)	Dec. 03, 2021 USD ($)	Aug. 09, 2021 CAD ($)	Jul. 19, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 5,102,335,000	$ 4,915,503,000
Borrowings						3,917,433,000	4,137,506,000
Current portion of long-term debt						254,805,000	274,190,000
Long-term debt						$ 3,662,628,000	3,863,316,000
Number of single-family rental homes | home						29,000		29,000
Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 2,703,628,000	3,152,455,000
Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 1,251,023,000	$ 1,011,612,000
Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						2.62%	3.12%	2.62%
Weighted average of inputs | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate						2.83%	3.24%	2.83%
Weighted average of inputs | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate						2.16%	2.76%	2.16%
Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 4,372,742,000	$ 3,434,037,000
Number of single-family rental homes | home						23,800		23,800
Single-family rental borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						2.60%	2.94%	2.60%
Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 215,631,000	$ 60,037,000
Canadian development properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						3.77%	4.85%	3.77%
Multi-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 910,340,000
Multi-family rental properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate							3.61%
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 513,962,000	$ 511,089,000
Corporate borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						4.30%	4.42%	4.30%
Outstanding Balance
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 3,954,651,000	$ 4,164,067,000
Outstanding Balance | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						3,906,482,000	3,156,601,000
Outstanding Balance | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						34,207,000	60,037,000
Outstanding Balance | Multi-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings							910,340,000
Outstanding Balance | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						13,962,000	37,089,000
Transaction costs (net of amortization)
Disclosure of detailed information about borrowings [line items]
Borrowings						(36,123,000)	(25,019,000)
Debt discount (net of amortization)
Disclosure of detailed information about borrowings [line items]
Borrowings						(1,095,000)	(1,542,000)
Term loan | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 220,197,000	$ 375,000,000
Term loan | Single-family rental borrowings | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						2.00%	2.00%	2.00%
Term loan | Single-family rental borrowings | Minimum | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						0.50%	0.50%	0.50%
Term loan | Single-family rental borrowings | Maximum | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						2.50%	2.50%	2.50%
Term loan | Single-family rental borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						2.50%	2.56%	2.50%
Term loan | Outstanding Balance | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 220,197,000	$ 374,745,000
SFR JV-HD subscription facility | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Extension options				1 year		1 year
Notional amount				$ 100,000,000		$ 100,000,000
SFR JV-HD subscription facility | Single-family rental borrowings | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						1.90%		1.90%
SFR JV-HD subscription facility | Single-family rental borrowings | Minimum | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						0.15%		0.15%
SFR JV-HD subscription facility | Single-family rental borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						2.05%		2.05%
SFR JV-HD subscription facility | Outstanding Balance | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 100,000,000
SFR JV-2 subscription facility | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Extension options			1 year			1 year
Notional amount			$ 250,000,000			$ 400,000,000			$ 400,000,000
SFR JV-2 subscription facility | Single-family rental borrowings | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						1.90%		1.90%
SFR JV-2 subscription facility | Single-family rental borrowings | Minimum | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						0.15%		0.15%
SFR JV-2 subscription facility | Single-family rental borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						2.05%		2.05%
SFR JV-2 subscription facility | Outstanding Balance | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 350,000,000
Securitization debt 2017-2 | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate						3.67%	3.66%	3.67%
Notional amount						$ 358,602,000	$ 363,598,000
Securitization debt 2017-2 | Single-family rental borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						3.67%	3.66%	3.67%
Securitization debt 2017-2 | Outstanding Balance | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 358,602,000	$ 363,598,000
SFR JV-HD warehouse credit facility | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Extension options					1 year	1 year
Notional amount					$ 375,000,000	$ 375,000,000
SFR JV-HD warehouse credit facility | Single-family rental borrowings | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						1.90%		1.90%
SFR JV-HD warehouse credit facility | Single-family rental borrowings | Minimum | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						0.15%		0.15%
SFR JV-HD warehouse credit facility | Single-family rental borrowings | Maximum | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						2.60%		2.60%
SFR JV-HD warehouse credit facility | Single-family rental borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						2.05%		2.05%
SFR JV-HD warehouse credit facility | Outstanding Balance | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 66,637,000
SFR JV-2 warehouse credit facility | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Extension options						1 year
Notional amount						$ 600,000,000				$ 600,000,000		$ 400,000,000
SFR JV-2 warehouse credit facility | Single-family rental borrowings | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						1.90%		1.90%
SFR JV-2 warehouse credit facility | Single-family rental borrowings | Minimum | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						0.15%		0.15%
SFR JV-2 warehouse credit facility | Single-family rental borrowings | Maximum | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						3.25%		3.25%
SFR JV-2 warehouse credit facility | Single-family rental borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						2.05%		2.05%
SFR JV-2 warehouse credit facility | Outstanding Balance | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 492,103,000
Securitization debt 2018-1 | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate						3.96%	3.96%	3.96%
Notional amount						$ 311,479,000	$ 312,540,000
Securitization debt 2018-1 | Single-family rental borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						3.96%	3.96%	3.96%
Securitization debt 2018-1 | Outstanding Balance | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 311,479,000	$ 312,540,000
SFR JV-1 securitization debt 2019-1 | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate						3.12%	3.12%	3.12%
Notional amount						$ 332,764,000	$ 333,358,000
SFR JV-1 securitization debt 2019-1 | Single-family rental borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						3.12%	3.12%	3.12%
SFR JV-1 securitization debt 2019-1 | Outstanding Balance | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 332,764,000	$ 333,358,000
SFR JV-1 securitization debt 2020-1 | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate						2.43%	2.43%	2.43%
Notional amount						$ 552,882,000	$ 553,428,000
SFR JV-1 securitization debt 2020-1 | Single-family rental borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						2.43%	2.43%	2.43%
SFR JV-1 securitization debt 2020-1 | Outstanding Balance | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 552,882,000	$ 553,428,000
SFR JV-1 securitization debt 2021-1 | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate						2.57%		2.57%
Notional amount	$ 683,567,000					$ 683,567,000
Borrowings maturity, term	4 years 8 months 12 days
SFR JV-1 securitization debt 2021-1 | Single-family rental borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate	2.57%					2.57%		2.57%
SFR JV-1 securitization debt 2021-1 | Outstanding Balance | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 683,567,000
Securitization debt 2020-2 | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate						1.94%	1.94%	1.94%
Notional amount						$ 438,251,000	$ 440,506,000
Securitization debt 2020-2 | Single-family rental borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						1.94%	1.94%	1.94%
Securitization debt 2020-2 | Outstanding Balance | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 438,251,000	$ 440,506,000
Land loan | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 22,086,000	$ 21,991,000
Land loan | Canadian development properties borrowings | Prime Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						1.25%	1.50%	1.25%
Land loan | Canadian development properties borrowings | Minimum | Prime Rate
Disclosure of detailed information about borrowings [line items]
Interest rate floor						3.70%	395.00%	3.70%
Land loan | Canadian development properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						3.82%	4.17%	3.82%
Land loan | Outstanding Balance | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 22,086,000	$ 21,991,000
Mortgage | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate						3.67%	3.67%	3.67%
Notional amount						$ 12,121,000	$ 12,482,000
Mortgage | Canadian development properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						3.67%	3.67%	3.67%
Mortgage | Outstanding Balance | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 12,121,000	$ 12,482,000
Construction facility | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Extension options						1 year
Notional amount						$ 181,424,000
Borrowings maturity, term		48 months
Construction facility | Canadian development properties borrowings | Prime Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						1.25%		1.25%
Construction facility | Outstanding Balance | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 0
Term Construction Facility | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 173,536,000									$ 220,000
Non-revolving Letter of Credit Construction Facility | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 7,888,000									$ 10,000
Corporate credit facility | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Notional amount						500,000,000	500,000,000
Borrowings						$ 0	$ 26,000,000
Corporate credit facility | Corporate borrowings | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						2.75%	2.75%	2.75%
Corporate credit facility | Corporate borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						3.34%	4.48%	3.34%
Corporate credit facility | Outstanding Balance | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 0	$ 26,000,000
Corporate office mortgages | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate						4.25%	4.25%	4.25%
Notional amount						$ 13,962,000	$ 11,089,000
Corporate office mortgages | Corporate borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						4.30%	4.30%	4.30%
Corporate office mortgages | Outstanding Balance | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 13,962,000	$ 11,089,000
SFR JV-1 subscription facility | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 150,000,000
SFR JV-1 subscription facility | Single-family rental borrowings | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							1.75%
SFR JV-1 subscription facility | Single-family rental borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate							2.31%
SFR JV-1 subscription facility | Outstanding Balance | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 116,000,000
SFR JV-1 warehouse credit facility | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Extension options							1 year
Notional amount							$ 300,000,000
SFR JV-1 warehouse credit facility | Single-family rental borrowings | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							2.65%
SFR JV-1 warehouse credit facility | Single-family rental borrowings | Minimum | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							0.25%
SFR JV-1 warehouse credit facility | Single-family rental borrowings | Maximum | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							3.25%
SFR JV-1 warehouse credit facility | Single-family rental borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate							3.21%
SFR JV-1 warehouse credit facility | Outstanding Balance | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 96,610,000
Term loan 2 | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Extension options							1 year
Notional amount							$ 96,077,000
Term loan 2 | Single-family rental borrowings | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							1.95%
Term loan 2 | Single-family rental borrowings | Minimum | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							0.50%
Term loan 2 | Single-family rental borrowings | Maximum | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							2.50%
Term loan 2 | Single-family rental borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate							2.51%
Term loan 2 | Outstanding Balance | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 96,077,000
Warehouse credit facility | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Extension options							1 year
Notional amount							$ 50,000,000
Warehouse credit facility | Single-family rental borrowings | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							2.75%
Warehouse credit facility | Single-family rental borrowings | Minimum | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							0.25%
Warehouse credit facility | Single-family rental borrowings | Maximum | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							3.00%
Warehouse credit facility | Single-family rental borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate							3.31%
Warehouse credit facility | Outstanding Balance | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 10,209,000
Securitization debt 2016-1 | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate							3.59%
Notional amount							$ 459,530,000
Securitization debt 2016-1 | Single-family rental borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate							3.59%
Securitization debt 2016-1 | Outstanding Balance | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 459,530,000
U.S. multi-family credit facility | Multi-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 109,890,000
U.S. multi-family credit facility | Multi-family rental properties borrowings | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							3.75%
U.S. multi-family credit facility | Multi-family rental properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate							4.39%
U.S. multi-family credit facility | Outstanding Balance | Multi-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 109,890,000
Mortgage tranche A | Multi-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 160,090,000
Mortgage tranche A | Multi-family rental properties borrowings | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							1.15%
Mortgage tranche A | Multi-family rental properties borrowings | Maximum | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest rate cap							5.35%
Mortgage tranche A | Multi-family rental properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate							1.77%
Mortgage tranche A | Outstanding Balance | Multi-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 160,090,000
Mortgage tranche B | Multi-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate							3.92%
Notional amount							$ 400,225,000
Mortgage tranche B | Multi-family rental properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate							3.92%
Mortgage tranche B | Outstanding Balance | Multi-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 400,225,000
Mortgage tranche C | Multi-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate							3.95%
Notional amount							$ 240,135,000
Mortgage tranche C | Multi-family rental properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate							3.95%
Mortgage tranche C | Outstanding Balance | Multi-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 240,135,000
Vendor take-back (VTB) loan 2021 | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 25,564,000
Vendor take-back (VTB) loan 2021 | Canadian development properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate							6.00%
Vendor take-back (VTB) loan 2021 | Outstanding Balance | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 25,564,000
Corporate Credit Facility Letters of Credit | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Notional amount						15,000,000
Letters of credit						$ 12,946,000		$ 16,412